19. OTHER FINANCIAL LIABILITIES (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 28,337,933	$ 25,959,595
1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	27,698,340	24,569,989
2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	195,927	277,346
3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	104,556	170,101
4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	106,836	0
Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 232,274	$ 942,159
Southern Brewing Company S.A | Banco de Chile
Disclosure of financial liabilities [line items]
Effective rate		6.96%
Nominal rate		6.96%
Loans from financial institutions, non-current		$ 153,148
Southern Brewing Company S.A | Banco de Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		153,148
Southern Brewing Company S.A | Banco de Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Southern Brewing Company S.A | Banco de Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Southern Brewing Company S.A | Banco de Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Southern Brewing Company S.A | Banco de Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	7.32%	7.32%
Nominal rate	7.32%	7.32%
Loans from financial institutions, non-current	$ 116,235	$ 163,805
Southern Brewing Company S.A | Banco Security S.A. | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	25,582	0
Southern Brewing Company S.A | Banco Security S.A. | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	27,570	0
Southern Brewing Company S.A | Banco Security S.A. | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	29,688	0
Southern Brewing Company S.A | Banco Security S.A. | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	31,967	0
Southern Brewing Company S.A | Banco Security S.A. | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 1,428	$ 163,805
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	3.88%	4.17%
Nominal rate	3.88%	4.17%
Loans from financial institutions, non-current	$ 192,411	$ 961,963
Southern Brewing Company S.A | Banco Security S.A. | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	192,411	183,609
Southern Brewing Company S.A | Banco Security S.A. | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
Southern Brewing Company S.A | Banco Security S.A. | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
Southern Brewing Company S.A | Banco Security S.A. | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
Southern Brewing Company S.A | Banco Security S.A. | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0	$ 778,354
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	4.27%
Nominal rate	4.27%
Loans from financial institutions, non-current	$ 509,416
Southern Brewing Company S.A | Banco Security S.A. | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	55,572
Southern Brewing Company S.A | Banco Security S.A. | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	73,261
Southern Brewing Company S.A | Banco Security S.A. | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	74,868
Southern Brewing Company S.A | Banco Security S.A. | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	74,869
Southern Brewing Company S.A | Banco Security S.A. | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 230,846
Viña Concha y Toro S.A. | Scotiabank Chile
Disclosure of financial liabilities [line items]
Effective rate		2.19%
Nominal rate		2.19%
Loans from financial institutions, non-current		$ 14,139,250
Viña Concha y Toro S.A. | Scotiabank Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		14,139,250
Viña Concha y Toro S.A. | Scotiabank Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | Scotiabank Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | Scotiabank Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | Scotiabank Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0
Viña Concha y Toro S.A. | HSBC Banck Chile
Disclosure of financial liabilities [line items]
Effective rate		1.90%
Nominal rate		1.90%
Loans from financial institutions, non-current		$ 6,147,500
Viña Concha y Toro S.A. | HSBC Banck Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		6,147,500
Viña Concha y Toro S.A. | HSBC Banck Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | HSBC Banck Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | HSBC Banck Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | HSBC Banck Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0
Trivento B. y Viñedos S. A. | Banco San Juan
Disclosure of financial liabilities [line items]
Effective rate	17.00%	17.00%
Nominal rate	17.00%	17.00%
Loans from financial institutions, non-current	$ 250,148	$ 705,429
Trivento B. y Viñedos S. A. | Banco San Juan | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	155,052	257,982
Trivento B. y Viñedos S. A. | Banco San Juan | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	95,096	277,346
Trivento B. y Viñedos S. A. | Banco San Juan | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	170,101
Trivento B. y Viñedos S. A. | Banco San Juan | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
Trivento B. y Viñedos S. A. | Banco San Juan | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0	$ 0
VCT USA, Inc. | Banco del Estado de Chile, New York
Disclosure of financial liabilities [line items]
Effective rate	2.52%	2.90%
Nominal rate	0.30%	2.90%
Loans from financial institutions, non-current	$ 27,269,723	$ 3,688,500
VCT USA, Inc. | Banco del Estado de Chile, New York | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	27,269,723	3,688,500
VCT USA, Inc. | Banco del Estado de Chile, New York | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
VCT USA, Inc. | Banco del Estado de Chile, New York | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
VCT USA, Inc. | Banco del Estado de Chile, New York | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
VCT USA, Inc. | Banco del Estado de Chile, New York | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0	$ 0